UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.8%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.9%
Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$509,375
TransDigm, Inc., 5.50%, 10/15/20	500	501,250
TransDigm, Inc., 6.00%, 7/15/22	500	510,100

		$1,520,725

Air Transportation — 2.7%
Air Canada, 7.75%, 4/15/21(1)	$500	$539,375
American Airlines Group, Inc., 5.50%, 10/1/19(1)	500	510,000
United Continental Holdings, Inc., 4.25%, 10/1/22	65	63,619
United Continental Holdings, Inc., 6.00%, 12/1/20	250	262,500

		$1,375,494

Automotive & Auto Parts — 3.2%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$508,125
IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	742,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	421,942

		$1,672,567

Banks & Thrifts — 1.1%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$502,500
Ally Financial, Inc., 8.00%, 12/31/18	75	76,650

		$579,150

Broadcasting — 2.4%
Netflix, Inc., 5.50%, 2/15/22	$500	$518,125
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	732,187

		$1,250,312

Building Materials — 2.3%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$250	$245,938
FBM Finance, Inc., 8.25%, 8/15/21(1)	833	870,485
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	45,450

		$1,161,873

Cable/Satellite TV — 2.4%
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	$465	$464,419
Cablevision Systems Corp., 8.00%, 4/15/20	500	525,775
DISH DBS Corp., 5.125%, 5/1/20	250	249,062

		$1,239,256

Capital Goods — 0.0%(3)
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$15	$15,544

		$15,544

Chemicals — 1.0%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$510,000

		$510,000

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 2.6%
Mattel, Inc., 2.35%, 8/15/21	$375	$342,188
Spectrum Brands Holdings, Inc., 7.75%, 1/15/22	950	982,062

		$1,324,250

Containers — 1.9%
Ball Corp., 4.375%, 12/15/20	$455	$461,256
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	250	248,913
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.839%, (3 mo. USD LIBOR + 3.50%), 7/15/21(1)(4)	250	253,625

		$963,794

Diversified Financial Services — 4.3%
DAE Funding, LLC, 4.00%, 8/1/20(1)	$705	$703,238
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	766,402
Navient Corp., 8.00%, 3/25/20	500	528,750
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	215,806

		$2,214,196

Diversified Media — 1.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$500,000
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	487,188

		$987,188

Energy — 12.9%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$557,818
Antero Resources Corp., 5.375%, 11/1/21	750	763,125
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	170,850
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	23	23,633
Denbury Resources, Inc., 9.00%, 5/15/21(1)	35	37,406
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	535,000
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	772,500
Nabors Industries, Inc., 4.625%, 9/15/21	200	197,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,156
Oasis Petroleum, Inc., 6.875%, 3/15/22	500	510,625
Precision Drilling Corp., 6.50%, 12/15/21	9	8,986
Resolute Energy Corp., 8.50%, 5/1/20	500	501,250
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	156,250
Sable Permian Resources Land, LLC/AEPB Finance Corp., 8.849%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(4)	500	447,500
SESI, LLC, 7.125%, 12/15/21	150	152,437
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	65	64,039
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,076	1,116,727
Transocean, Inc., 8.375%, 12/15/21	100	107,500
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	75	75,938
Weatherford International, Ltd., 5.125%, 9/15/20	165	167,062
Whiting Petroleum Corp., 5.75%, 3/15/21	250	255,625

		$6,646,927

Environmental — 0.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$467,325

		$467,325

Security	Principal Amount (000’s omitted)	Value
Food & Drug Retail — 2.0%
Safeway, Inc., 3.95%, 8/15/20	$330	$320,925
Safeway, Inc., 4.75%, 12/1/21	750	725,625

		$1,046,550

Gaming — 6.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,516
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	641,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	271,563
MGM Resorts International, 6.75%, 10/1/20	750	792,187
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	209,213
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	780,000
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	588,962

		$3,314,141

Health Care — 6.9%
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	$500	$523,225
Centene Corp., 4.75%, 5/15/22	500	508,125
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	339,084
HCA, Inc., 3.75%, 3/15/19	526	528,130
HCA, Inc., 5.875%, 3/15/22	500	526,875
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	423,500
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22(1)(2)	25	25,938
Tenet Healthcare Corp., 6.00%, 10/1/20	600	625,500
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,562

		$3,552,939

Homebuilders/Real Estate — 2.4%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$501,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	250	250,695
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	502,980

		$1,255,550

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$400	$401,500

		$401,500

Metals/Mining — 2.4%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$490,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	556,531
New Gold, Inc., 6.25%, 11/15/22(1)	200	189,000

		$1,235,531

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$150	$153,375

		$153,375

Restaurants — 1.5%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$752,813

		$752,813

Retail — 2.3%
L Brands, Inc., 6.625%, 4/1/21	$500	$528,750
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	154,500
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	495,000

		$1,178,250

Security	Principal Amount (000’s omitted)	Value
Services — 2.0%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$200	$205,500
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)	90	84,375
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	246	263,835
United Rentals North America, Inc., 4.625%, 7/15/23	500	503,125

		$1,056,835

Steel — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$290,600

		$290,600

Technology — 7.8%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,398
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,026,175
EIG Investors Corp., 10.875%, 2/1/24	825	901,313
EMC Corp., 2.65%, 6/1/20	500	487,613
Infor (US), Inc., 5.75%, 8/15/20(1)	133	134,995
Infor (US), Inc., 6.50%, 5/15/22	250	254,375
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	400,431
Nokia Oyj, 3.375%, 6/12/22	250	241,875
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	502,515
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	50	47,000

		$4,021,690

Telecommunications — 6.2%
Digicel, Ltd., 6.00%, 4/15/21(1)	$650	$603,687
Frontier Communications Corp., 10.50%, 9/15/22	15	13,688
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	230,344
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	269,062
Level 3 Financing, Inc., 5.375%, 8/15/22	500	502,500
SBA Communications Corp., 4.00%, 10/1/22	75	72,962
Sprint Communications, Inc., 7.00%, 8/15/20	375	392,812
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	443,957
Sprint Corp., 7.25%, 9/15/21	625	658,594

		$3,187,606

Utilities — 3.7%
AES Corp. (The), 4.00%, 3/15/21	$570	$570,712
AES Corp. (The), 4.875%, 5/15/23	500	504,375
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	337,750
Vistra Energy Corp., 5.875%, 6/1/23	500	516,875

		$1,929,712

Total Corporate Bonds & Notes (identified cost $45,480,958)		$45,305,693

Senior Floating-Rate Loans — 6.6%(5)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Navistar International Corporation, Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$194	$195,298

		$195,298

Energy — 1.0%
Chesapeake Energy Corporation, Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$251,625
Drillship Hydra Owners, Inc., Term Loan, Maturing 9/20/24(6)	250	262,657

		$514,282

Gaming — 1.2%
GLP Financing, LLC, Term Loan, 3.58%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	$636	$631,591

		$631,591

Services — 1.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$190	$167,105
AlixPartners, LLP, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	494	495,161
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	70,612

		$732,878

Technology — 2.0%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$462	$464,162
Veritas Bermuda, Ltd., Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing 1/27/23(7)	615	570,660

		$1,034,822

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$285	$289,750

		$289,750

Total Senior Floating-Rate Loans (identified cost $3,433,758)		$3,398,621

Convertible Bonds — 2.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$235,880

		$235,880

Utilities — 2.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$318,944

Security	Principal Amount (000’s omitted)	Value
NRG Yield, Inc., 3.50%, 2/1/19(1)	$695	$695,000
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	268,245

		$1,282,189

Total Convertible Bonds (identified cost $1,475,762)		$1,518,069

Miscellaneous — 0.0%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(8)(9)	$125	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(10)	918,169	$918,169

		$918,169

Total Short-Term Investments (identified cost $918,169)		$918,169

Total Investments — 99.1% (identified cost $51,308,647)		$51,140,552

Other Assets, Less Liabilities — 0.9%		$459,363

Net Assets — 100.0%		$51,599,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $21,236,224 or 41.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Amount is less than 0.05%.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(6)	This Senior Loan will settle after July 31, 2018, at which time the interest rate will be determined.

(7)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Non-income producing security.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $15,423.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$45,305,693	$—	$45,305,693
Senior Floating-Rate Loans	—	3,398,621	—	3,398,621
Convertible Bonds	—	1,518,069	—	1,518,069
Miscellaneous	—	—	0	0
Short-Term Investments	—	918,169	—	918,169
Total Investments	$—	$51,140,552	$0	$51,140,552

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018